NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
First Mortgage Loans Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 1,866	$ 4,783
First Mortgage Loans Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,866	4,783
First Mortgage Loans Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	462	666
First Mortgage Loans Land Acquisition And Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	462	666
First Mortgage Loans Land Acquisition And Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,653	3,961
First Mortgage Loans Multifamily Dwellings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,653	3,961
First Mortgage Loans Multifamily Dwellings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,033	1,592
First Mortgage Loans Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,033	1,592
First Mortgage Loans Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	841	1,456
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	841	1,456
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable